Asset Retirement Obligations (Tables)	12 Months Ended
Feb. 03, 2018
Asset Retirement Obligation Disclosure [Abstract]
Summary of Activity Relating to Liability for Asset Retirement Obligations

The following is a summary of activity relating to the liability for asset retirement obligations, which the Company will incur in connection with the future removal of gasoline tanks and related infrastructure from gasoline stations and are included in other noncurrent liabilities on the consolidated balance sheet (in thousands):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Balance, beginning of period	$17,018	$10,714	$11,846
Accretion expense	1,436	895	959
Liabilities incurred during the year	581	237	193
Change in estimated liability	(8,054)	—	—
Settlement of existing liabilities	(267)	—	—

Balance, end of period	$10,714	$11,846	$12,998